Subsequent Events (Details) - USD ($)	1 Months Ended			9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 23, 2021	Jul. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Oct. 25, 2021	Jun. 19, 2021	Feb. 23, 2021	May 12, 2020
Subsequent Events (Details) [Line Items]
Common stock price per share (in Dollars per share)										$ 10
Earn out consideration				6.00%
Legal accural				$ 1,200,000
FaZe Clan Inc. [Member]
Subsequent Events (Details) [Line Items]
Additional purchase						$ 25,000,000
Purchase additional debt						$ 36,700,000
Restricted stock (in Shares)				22,197		3,237,800	3,237,800
Granted stock options (in Shares)				22,197
Shares of common stock (in Shares)											1,000,000
Vesting period				10 years		20 years
FaZe Clan Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Purchase additional debt		$ 36,700,000
Granted stock options (in Shares)			6,600,166
Shares of common stock (in Shares)			22,197
Debt expiring		June 2022
FaZe Clan Inc. [Member] | Cox Investment Holdings, Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Secured debt								$ 5,000,000
FaZe Clan Inc. [Member] | CPH [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock (in Shares)		523,763
FaZe Clan Inc. [Member] | BRPM [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock (in Shares)		4,800,000
FaZe Clan Inc. [Member] | Treschow-Fritzoe AS [Member]
Subsequent Events (Details) [Line Items]
Payment of legal accural settlement				$ 800,000
Settlement date				Apr. 01, 2022
Business Combination [Member]
Subsequent Events (Details) [Line Items]
Business combination value				$ 987,000,000
Cox Investment Holdings, Inc. [Member] | FaZe Clan Inc. [Member]
Subsequent Events (Details) [Line Items]
Secured debt						$ 10,000,000
PIPE Investment [Member]
Subsequent Events (Details) [Line Items]
Aggregate investments				118,000,000
Aggregate purchase price				$ 22,000,000
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Purchase of shares (in Shares)				2,200,000
Common stock price per share (in Dollars per share)				$ 10
Shares of common stock (in Shares)				9.2					4,312,500
2019 Equity Incentive Plan [Member] | FaZe Clan Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Vesting period	2 years
Minimum [Member] | FaZe Clan Inc. [Member] | Treschow-Fritzoe AS [Member]
Subsequent Events (Details) [Line Items]
Legal accural				$ 1,200,000
Maximum [Member] | FaZe Clan Inc. [Member] | Treschow-Fritzoe AS [Member]
Subsequent Events (Details) [Line Items]
Legal accural				$ 800,000
2019 Equity Incentive Plan [Member] | FaZe Clan Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Share based restricted stock awards, granted (in Shares)	602,917
Share based restricted stock awards, granted	$ 602,917
2019 Equity Incentive Plan [Member] | Minimum [Member] | FaZe Clan Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Restricted stock (in Shares)			8,000,000
2019 Equity Incentive Plan [Member] | Maximum [Member] | FaZe Clan Inc. [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Restricted stock (in Shares)			10,500,000
Merger Agreement [Member]
Subsequent Events (Details) [Line Items]
Common stock issued to stockholders (in Shares)				67,023,763
Deemed per share price (in Dollars per share)				$ 10